Share capital (Tables)	3 Months Ended
Mar. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of Share Capital Reconciliation

Authorized:
Unlimited common shares with no par value
Issued and outstanding:
	Number of shares	Amount
	#	$
Balance – December 31, 2022	32,913,955	268,194
Stock option exercise	8,735	149
Share issuance under ESPP	8,785	322
RSU release	5,249	224
Balance – March 31, 2023	32,936,724	268,889